Prudential Investment Portfolios 2

655 Broad Street

Newark, New Jersey 07102

October 15, 2021

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Prudential Investment Portfolios 2 Form N-1A Post-Effective Amendment No. 13 to the Registration Statement under the Securities Act of 1933; Amendment No. 42 to the Registration Statement under the Investment Company Act of 1940

Securities Act Registration No. 333-215789

Investment Company Act No. 811-09999

Dear Sir or Madam:

On behalf of PGIM QMA Commodity Strategies Fund (the "Fund"), a series of Prudential Investment Portfolios 2 (the "Trust"), pursuant to the Securities Act of 1933, as amended (the "1933 Act"), transmitted herewith for filing is Post-Effective Amendment No. 13 to the Registration Statement under the 1933 Act; Amendment No. 42 to the Registration Statement under the 1940 Act (the "Amendment").

This Amendment is being made pursuant to Rule 485(a)(1) under the 1933 Act and will become effective sixty days later on December 14, 2021. The purpose of the Amendment is to add Class Z shares to the Fund, a series of the Trust.

The Fund will offer its Class Z shares to shareholders in the same manner as other Funds in the PGIM mutual fund complex. More specifically, the disclosures in the sections of the Fund's Prospectus titled "Fund Fees and Expenses", "Buying and Selling Fund Shares," "Tax information," "Payments to Financial Intermediaries," "Distributor," "Disclosure of Portfolio Holdings," "Fund Distributions and Tax Issues" and "How to Buy, Sell and Exchange Fund Shares" and the sections of the Fund's Statement of Additional Information ("SAI") entitled "Information about Board Members and Officers," "Management & Advisory Agreements," "Other Service Providers," "Portfolio Transactions & Brokerage," "Distribution of Fund Shares," and Part II ("Net Asset Value," "Shareholder Services," "Taxes, Dividends and Distributions" and "Disclosure of Portfolio Holdings") are substantially similar to those sections in the Prospectus and SAI to the Registration Statements of other funds in the PGIM mutual fund family that offer Class Z shares and were each very recently reviewed by the Staff:

(i)PGIM ESG Total Return Bond Fund, a series of Prudential Investment Portfolios, Inc. filed on September 30, 2021 (033-55441); and

(ii)PGIM Jennison NextGeneration Global Opportunities Fund and PGIM Jennison International Small-Mid Cap Opportunities Fund, each series of Prudential Investment Portfolios 12 filed on September 14, 2021 (333-42705).

Consequently, on behalf of the Trust, I request selective review of the Amendment.

We would appreciate receiving the Staff's comments, if any, on or about November 14, 2021.

We intend to seek relief under Rule 485(b)(1)(vii) to request permission on behalf of certain mutual funds in the Prudential fund family to file post-effective amendments to applicable registration statements on Form N-1A pursuant to Rule 485(b)(1)(vii) under the 1933 Act, in order to add Class Z shares to certain funds. Consistent with the requirements under ADI 2018- 025, we intend to use this filing as the "template filing."

Any questions or comments with respect to the Registration Statement may be communicated to Diana Huffman at (973) 367-8982.

Sincerely,

/s/Diana Huffman Diana Huffman

Vice President & Corporate Counsel